Contractual obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Contractual obligations
Upfront payment for silver streaming arrangement			$ 250,000
Beginning balance	$ 180,522	$ 199,637
Revenue recognition upon ore delivery	(28,492)	(25,660)
Remeasurement of revenues based on new reserves	7,813
Accretion for year	6,182	6,545
Ending balance	166,025	180,522
Contractual liabilities breakdown
Current	27,132	26,351
Non-current	$ 138,893	$ 154,171